Accrued Expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of accounts payable and accrued expenses
Accrued Department of Energy Fee	$ 2,316,508
Accrued registration rights penalty	1,543,000
Accrued consulting fees	985,122
Accrued warranty liability	514,000
Accrued taxes payable	415,506
Accrued wages	23,800	97,961
Accrued fees	491,414	72,448
Due to JNS	48,797
Accrued interest expense	19,537	7,200
Total	$ 6,357,684	$ 177,609